COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Patents [Member]
Finite-lived intangible asset, useful life (year)	20 years
MIT Licensing Agreement [Member]
Contractual obligation	$ 50,000	$ 50,000
Other expenses	$ 50,000	$ 50,000